Lease (Tables)	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Lease

The following table presents balances reported in the Unaudited Interim Condensed Consolidated Balance Sheets related to the Group’s leases:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Right-of-use assets	1,413	649
Current lease liabilities	1,332	606
Non-current lease liabilities	130	42

The following table presents operating lease cost reported in the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) related to the Group’s leases:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Operating lease cost	1,153	777
Short-term lease cost	1,314	236
Total	2,467	1,013

Schedule of Operating Lease Payments

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 and June 30, 2025 to the present value of its operating lease payments:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
2025 (remining)	1,354	441
2026	131	217
Total undiscounted operating lease payments	1,485	658
Less: imputed interest	(23)	(10)
Present value of operating lease liabilities	1,462	648